                                    [PHOTO]


                                        Semiannual Report February 29, 2000



Oppenheimer
INTERNATIONAL
SMALL COMPANY FUND




                                   [LOGO]OPPENHEIMERFUNDS -Registered Trademark-
                                         The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

CONTENTS

1   President's Letter

3   An Interview with your Fund's Managers

8   Financial Statements

27  Officers and Trustees

28  OppenheimerFunds Family


THE FUND'S PERFORMANCE WAS ATTRIBUTED LARGELY TO STRONG MARKETS IN EUROPE AND JAPAN, and a major commitment to technology stocks in several regions of the world.

LATIN AMERICA PROVIDED MANY GOOD INVESTMENT OPPORTUNITIES. As in Europe, achieving a greater measure of currency stability has helped these countries move toward the U.S. equity-market model: more emphasis on shareholder value and earnings growth.

[SIDENOTE:]
-----------------------------
CUMULATIVE
TOTAL RETURNS
For the 6-Month Period
Ended 2/29/00*

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
25.60%      18.37%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
25.15%      20.15%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
25.11%      24.11%
-----------------------------




------------------
NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.
------------------
* See page 7 for further details.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
International
Small Company Fund

DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

     Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

     That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

     The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.


                1    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

     While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

     What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

     We thank you for your continued confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST.


Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
March 21, 2000


                2    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]
Portfolio Management Team (l to r)
George Evans
Shanquan Li

HOW DID THE FUND PERFORM DURING THE SIX MONTHS THAT ENDED FEBRUARY 29, 2000?

A. Oppenheimer International Small Company Fund performed well during the six months that ended February 29, 2000, as equity markets in many parts of the world recovered from the problems of 1998 and early 1999. An above-average allocation to European stocks and strong returns for technology, healthcare and telecommunications holdings contributed to the Fund's performance.

WHY DID THE FUND INVEST HEAVILY IN EUROPEAN STOCKS DURING THE PERIOD?

Developed Europe has instituted sweeping changes in the 1990s, culminating in the mid-1999 introduction of the euro, a single currency now utilized by 11 nations of the European Monetary Union (EMU). This--combined with the removal of trade barriers, the formation of a strong central bank committed to controlling inflation, and reduced capital-gain taxes--has produced a new economic and business environment, as well as a fresh attitude toward investing.

     Europe is adopting a U.S.-style emphasis on enhancing shareholder value, either through operations or, increasingly, through cross-border mergers and acquisitions. Hostile take-overs reached an all-time high in 1999. This signaled Europe's acceptance of an idea that has long fueled growth in the U.S. stock market; namely that business must respect and further SHAREHOLDERS' interests.


                3    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

As 1999 progressed, Europeans increasingly invested in their own markets, contributing to strong performance during the second half of the calendar year. The EMU nations and the United Kingdom showed the strongest growth, although the best-performing stock in the portfolio was an Irish company, IONA Technologies plc. IONA is a leading provider of custom software solutions for integrating computer networks, programming languages, and Internet technology.

     As always, please keep in mind that investing in foreign securities entails additional expenses and risks, including foreign currency fluctuations.

DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO DURING THE PERIOD?

The most notable alteration was an increase in Japanese stocks. We were quick to curb our allocation to Japan when troubles arose several years ago and had maintained a below-average allocation to the Japanese market until this most recent period. However, the quantitative model that we use to screen international stocks identified several areas of strength in Japan.

     In particular, we see strong growth potential for consumer electronics companies, particularly those that are focused on bringing liquid crystal display (LCD) TVs to the world. As the price of this newer technology falls, we look for booming demand by consumers in strong economies worldwide.

DID YOU INCREASE YOUR OTHER ASIAN INVESTMENTS AS WELL?

No. We have maintained a cautious approach to the developing countries in Asia. In our opinion, the infrastructure problems there that contributed to the 1998 debacle have not been adequately resolved.


                4    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

In contrast to Asia, Latin America's emerging markets--Argentina, Brazil, Mexico, Peru and Chile--offered some good opportunities in recent months. Although they suffered a setback in early 1999 due to monetary problems in Brazil, Latin America is fundamentally stronger than Asia and bounced back relatively quickly.

     Following the devaluation of the Mexican peso in 1994, the International Monetary Fund imposed stringent rules in that region of the world and lessons were learned. Today, several Central and South American countries have pegged their currencies to the U.S. dollar, resulting in less dramatic currency fluctuations. As in Europe, achieving a greater measure of currency stability has helped these countries move toward the U.S. equity-market model: more emphasis on shareholder value and earnings growth. To capitalize on this, we invested in several Latin America companies and in multinational corporations with significant operations in the region.

WHAT IS YOUR OUTLOOK FOR INTERNATIONAL INVESTING?

It appears that Europe will lead the Western nations and could actually surpass the United States in economic growth and market advances during 2000. In the East, Japan's government seems committed to making the changes necessary to shore up its infrastructure, though it remains to be seen if they will follow through. We look for some progress in Japan but little or no real advancement in the remainder of Asia.

     As always, we will continue to rely upon our disciplined quantitative model and the insights gleaned from fundamental research to identify companies in all parts of the world that have strong records of profitability and participate in industries

[SIDENOTE:]
------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/00(1)

CLASS A     Since
1-Year      Inception
----------------------
58.96%      39.05%

CLASS B     Since
1-Year      Inception
----------------------
62.54%      40.70%

CLASS C     Since
1-Year      Inception
----------------------
66.48%      41.46%


1. See page 7 for further details.


                5    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

that stand to benefit from long-term global trends, such as new technology. In our opinion, this formula has served the Fund well since its inception and is just one reason why Oppenheimer International Small Company Fund is part of THE RIGHT WAY TO INVEST.

TOP TEN COUNTRY HOLDINGS(2)
-----------------------------------
Germany                      21.1%
-----------------------------------
Great Britain                19.6
-----------------------------------
Belgium                      11.7
-----------------------------------
United States                 6.7
-----------------------------------
Brazil                        6.3
-----------------------------------
France                        4.6
-----------------------------------
Canada                        4.4
-----------------------------------
The Netherlands               3.5
-----------------------------------
Japan                         2.8
-----------------------------------
Italy                         2.5
-----------------------------------

TOP TEN STOCK HOLDINGS(3)
-----------------------------------
Ubizen                        6.7%
-----------------------------------
IONA Technologies plc, ADR    3.1
-----------------------------------
IXOS Software AG              2.3
-----------------------------------
Systematics AG                2.2
-----------------------------------
ASM International NV          2.2
-----------------------------------
Telegate AG                   2.2
-----------------------------------
ACG AG                        2.2
-----------------------------------
Titus Interactive             1.8
-----------------------------------
Real Software Group NV        1.7
-----------------------------------
Creyf's NV                    1.7

[SIDENOTE:]
---------------------------
REGIONAL ALLOCATION(2)
[CHART]

- Europe             69.5%
- United States/
  Canada             11.1
- Asia                7.6
- Latin America       6.3
- Middle East/
  Africa              3.6
- Emerging Europe     1.9

---------------------------

2. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of investments.
3. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on net assets.


                6    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT www.oppenheimerfunds.com. WHEN LOOKING AT FUND PERFORMANCE RESULTS, PLEASE NOTE THAT THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 11/17/97. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares were first publicly offered on 11/17/97. Class B returns include the applicable contingent deferred sales charge 5% (1-year) and 3% (since inception). Class B shares are subject to a 0.75% annual asset-based sales charge.

CLASS C shares were first publicly offered on 11/17/97. Class C returns include the contingent deferred sales charge of 1% for one-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.


                7    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  February 29, 2000 / Unaudited
--------------------------------------------------------------------------------

                                                                         MARKET VALUE
                                                            SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
COMMON STOCKS--94.6%
--------------------------------------------------------------------------------------
BASIC MATERIALS--0.6%
--------------------------------------------------------------------------------------
PAPER--0.6%
Grupo Empresarial ENCE SA                                   31,200        $  645,546
--------------------------------------------------------------------------------------
CAPITAL GOODS--10.0%
--------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.0%
Embraer--Empresa Brasileira de
Aeronautica SA, Preference                                 260,000         1,160,780
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
Kokusai Electric Co.                                        50,000           656,320
--------------------------------------------------------------------------------------
Weg SA, Preference                                       1,699,000           988,963
                                                                          ------------
                                                                           1,645,283

--------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--5.8%
ACG AG(1)                                                    8,600         2,397,332
--------------------------------------------------------------------------------------
Danka Business Systems plc, Sponsored ADR(1)               140,000         1,356,250
--------------------------------------------------------------------------------------
Prolion Holding NV(1)                                       44,000         1,226,415
--------------------------------------------------------------------------------------
Waste Recycling Group plc(1)                               264,600         1,462,034
                                                                          ------------
                                                                           6,442,031

--------------------------------------------------------------------------------------
MANUFACTURING--1.7%
ESEC Holding AG(1)                                             500         1,195,756
--------------------------------------------------------------------------------------
Laird Group plc                                            236,300           727,441
                                                                          ------------
                                                                           1,923,197

--------------------------------------------------------------------------------------
COMMUNICATION SERVICES--5.2%
--------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE--3.4%
Telegate AG(1)                                              16,400         2,431,648
--------------------------------------------------------------------------------------
Teles AG(1)                                                 40,800         1,378,807
                                                                          ------------
                                                                           3,810,455

--------------------------------------------------------------------------------------
TELEPHONE UTILITIES--1.8%
Telecomunicacoes de Minas Gerais, Preference B(1)       23,000,000           857,869
--------------------------------------------------------------------------------------
Telecomunicacoes do Rio de Janeiro SA, Preference(1)    40,000,000         1,152,868
                                                                          ------------
                                                                           2,010,737


                8    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                         MARKET VALUE
                                                            SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------
CONSUMER CYCLICALS--13.1%
--------------------------------------------------------------------------------------
AUTOS & HOUSING--4.2%
Ducati Motor Holding SpA(1)                                345,500        $  958,025
--------------------------------------------------------------------------------------
Goldcrest Co., Ltd.                                          7,200           642,301
--------------------------------------------------------------------------------------
Joint Corp.                                                 26,000           754,995
--------------------------------------------------------------------------------------
Mayflower Corp. plc (The)                                  190,300           519,738
--------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                             848,500           561,681
--------------------------------------------------------------------------------------
Taylor Woodrow plc                                         572,100         1,223,801
                                                                         -------------
                                                                           4,660,541

--------------------------------------------------------------------------------------
CONSUMER SERVICES--1.7%
Creyf's NV(1)                                               84,100         1,886,636
--------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.3%
Kinowelt Medien AG(1)                                       26,400         1,404,340
--------------------------------------------------------------------------------------
MEDIA--2.0%
Informa Group plc                                           89,500         1,130,349
--------------------------------------------------------------------------------------
Taylor & Francis Group plc                                 125,000         1,118,904
                                                                         -------------
                                                                           2,249,253

--------------------------------------------------------------------------------------
RETAIL: GENERAL--0.4%
Big C Supercenter plc(1)                                   448,000           188,062
--------------------------------------------------------------------------------------
Keumkang Development Ind. Co.(1)                            44,270           308,413
                                                                         -------------
                                                                             496,475

--------------------------------------------------------------------------------------
RETAIL: SPECIALTY--3.2%
JJB Sports plc                                             104,900           894,270
--------------------------------------------------------------------------------------
Marionnaud Parfumeries SA(1)                                19,800         1,499,340
--------------------------------------------------------------------------------------
Shinsegae Department Store Co.(1)                           29,500         1,212,752
                                                                         -------------
                                                                           3,606,362

--------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS--0.3%
Profurn Ltd.(1)                                            364,300           298,574
--------------------------------------------------------------------------------------
CONSUMER STAPLES--6.5%
--------------------------------------------------------------------------------------
BROADCASTING--1.1%
SBS Broadcasting SA(1)                                      24,000         1,260,000
--------------------------------------------------------------------------------------
ENTERTAINMENT--3.0%
Edel Music AG(1)                                            28,700         1,008,581
--------------------------------------------------------------------------------------
Northern Leisure plc(1)                                    250,000           532,811
--------------------------------------------------------------------------------------
Snai SpA(1)                                                 83,800         1,856,508
                                                                         -------------
                                                                           3,397,900


                9    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         MARKET VALUE
                                                            SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS--1.9%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar, Sponsored ADR(1)                             29,700        $1,002,375
--------------------------------------------------------------------------------------
Superdiplo SA(1)                                            70,000         1,131,579
                                                                         -------------
                                                                           2,133,954

--------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.5%
Antofagasta plc                                             95,400           605,444
--------------------------------------------------------------------------------------
ENERGY--3.1%
--------------------------------------------------------------------------------------
ENERGY SERVICES--1.3%
Energy Developments Ltd.                                   183,300         1,396,028
--------------------------------------------------------------------------------------
OIL: INTERNATIONAL--1.8%
Baytex Energy Ltd.(1)                                       86,000           563,060
--------------------------------------------------------------------------------------
Bonavista Petroleum Ltd.(1)                                 83,500         1,093,384
--------------------------------------------------------------------------------------
British-Borneo Oil & Gas plc(1)                            363,000           343,841
                                                                         -------------
                                                                           2,000,285

--------------------------------------------------------------------------------------
FINANCIAL--2.2%
--------------------------------------------------------------------------------------
BANKS--0.7%
Cammell Laird Holdings plc                                 450,000           745,936
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--1.5%
Gold-Zack AG(1)                                             12,000         1,259,342
--------------------------------------------------------------------------------------
Guoco Group Ltd.                                           228,000           452,613
                                                                         -------------
                                                                           1,711,955

--------------------------------------------------------------------------------------
HEALTHCARE--3.8%
--------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--3.8%
Bioglan Pharma plc(1)                                       67,000           951,956
--------------------------------------------------------------------------------------
Canadian Medical Laboratories Ltd.(1)                       45,400           480,283
--------------------------------------------------------------------------------------
Celltech Chiroscience plc(1)                                33,000           696,017
--------------------------------------------------------------------------------------
Goldshield Group plc                                        89,000         1,043,947
--------------------------------------------------------------------------------------
Ontex(1)                                                    16,000         1,062,931
                                                                         -------------
                                                                           4,235,134

--------------------------------------------------------------------------------------
TECHNOLOGY--46.7%
--------------------------------------------------------------------------------------
COMPUTER HARDWARE--4.4%
JUMPtec Industrielle Computertechnik AG(1)                  17,300         1,499,080
--------------------------------------------------------------------------------------
Optimal Robotics Corp.(1)                                   34,800         1,283,250
--------------------------------------------------------------------------------------
Systemat-Datarelay SA(1)                                    37,000         1,022,397
--------------------------------------------------------------------------------------
Trigem Computer, Inc.                                       11,350         1,138,908
                                                                         -------------
                                                                           4,943,635


                10   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                         MARKET VALUE
                                                            SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------
COMPUTER SERVICES--13.0%
Computer Configurations Holdings Ltd.                      603,800       $ 1,532,173
--------------------------------------------------------------------------------------
Connecta AB(1)                                              33,600         1,766,807
--------------------------------------------------------------------------------------
Dialog Corp. plc(1)                                        362,900           893,740
--------------------------------------------------------------------------------------
Systematics AG(1)                                           49,400         2,473,241
--------------------------------------------------------------------------------------
Ubizen(1)                                                   44,500         7,497,805
--------------------------------------------------------------------------------------
Unit 4(1)                                                    5,000           312,910
                                                                         -------------
                                                                          14,476,676

--------------------------------------------------------------------------------------
COMPUTER SOFTWARE--23.6%
Eidos plc, Sponsored ADR(1)                                102,500         1,191,563
--------------------------------------------------------------------------------------
Geac Computer Corp. Ltd.(1)                                 90,100         1,583,425
--------------------------------------------------------------------------------------
IDS Scheer AG(1)                                            52,400         1,411,611
--------------------------------------------------------------------------------------
Infomatec Integrated Information Systems AG(1)              36,000         1,521,609
--------------------------------------------------------------------------------------
IONA Technologies plc, ADR(1)                               40,400         3,423,900
--------------------------------------------------------------------------------------
IXOS Software AG(1)                                         36,400         2,558,352
--------------------------------------------------------------------------------------
Magic Software Enterprises Ltd.(1)                          65,700         1,650,713
--------------------------------------------------------------------------------------
MASTERNET Co. Ltd.(1)                                           10           568,932
--------------------------------------------------------------------------------------
MERANT plc, Sponsored ADR(1)                                37,000         1,084,563
--------------------------------------------------------------------------------------
Nemetschek AG(1)                                            16,100           984,319
--------------------------------------------------------------------------------------
NorCom Information Technology AG(1)                         10,300         1,304,064
--------------------------------------------------------------------------------------
PSI AG(1)                                                   38,000         1,357,355
--------------------------------------------------------------------------------------
Real Software Group NV(1)                                   23,000         1,893,346
--------------------------------------------------------------------------------------
SER Systeme AG(1)                                           25,000         1,061,487
--------------------------------------------------------------------------------------
Singular Software SA                                        20,000           960,099
--------------------------------------------------------------------------------------
Sopra SA(1)                                                 10,400         1,721,255
--------------------------------------------------------------------------------------
Titus Interactive(1)                                        27,800         2,019,483
                                                                         -------------
                                                                          26,296,076

--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Datasave AG(1)                                                 600            13,142
--------------------------------------------------------------------------------------
Tandberg ASA(1)                                             80,300         1,282,732
                                                                         -------------
                                                                           1,295,874

--------------------------------------------------------------------------------------
ELECTRONICS--4.5%
ASM International NV(1)                                     75,100         2,450,138
--------------------------------------------------------------------------------------
Austria Technologie & Systemtechnik AG(1)                   17,200         1,324,813
--------------------------------------------------------------------------------------
Galileo Technology Ltd.(1)                                  62,100         1,191,544
                                                                         -------------
                                                                           4,966,495


                11   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         MARKET VALUE
                                                            SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------
TRANSPORTATION--1.3%
--------------------------------------------------------------------------------------
AIR TRANSPORTATION--0.6%
Airtours plc                                               158,400      $    708,312
--------------------------------------------------------------------------------------
SHIPPING--0.7%
Neptune Orient Lines Ltd.(1)                             1,000,000           818,008
--------------------------------------------------------------------------------------
UTILITIES--2.1%
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
Cia Paranaense de Energia-Copel(1)                     121,975,000           703,105
--------------------------------------------------------------------------------------
Independent Energy Holdings plc(1)                          34,500         1,661,187
                                                                         -------------
                                                                           2,364,292
                                                                         -------------
Total Common Stocks (Cost $90,349,117)                                   105,596,214

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
PREFERRED STOCKS--1.1%
Sadia SA (Cost $1,077,070)                               1,640,000         1,269,737

                                                             UNITS
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.5%
MASTERNET Co. Ltd. Rts., Exp. 3/29/00 (Cost $717,027)           10           541,623

                                                         PRINCIPAL
                                                            AMOUNT
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.7%

Repurchase agreement with Banc One Capital
Markets, Inc., 5.75%, dated 2/29/00, to be
repurchased at $6,401,022 on 3/1/00,
collateralized by U.S. Treasury Nts.,
5.25%--7.875%, 5/31/00--5/15/08, with a value of
$5,986,032 and U.S. Treasury Bonds,
6.125%--11.875%, 11/15/03--8/15/29, with a value
of $548,555 (Cost $6,400,000)                           $6,400,000         6,400,000
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $98,543,214)               101.9%      113,807,574
--------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                         (1.9)       (2,157,033)
                                                      --------------------------------
NET ASSETS                                                   100.0%     $111,650,541
                                                      --------------------------------
                                                      --------------------------------


                12   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC DIVERSIFICATION                  MARKET VALUE          PERCENT
--------------------------------------------------------------------------
Germany                                     $ 24,064,311            21.1%
Great Britain                                 22,316,004            19.6
Belgium                                       13,363,115            11.7
United States                                  7,591,544             6.7
Brazil                                         7,135,698             6.3
France                                         5,240,078             4.6
Canada                                         5,003,402             4.4
The Netherlands                                3,989,462             3.5
Japan                                          3,164,171             2.8
Italy                                          2,814,532             2.5
Korea, Republic of (South)                     2,660,074             2.3
South Africa                                   2,392,428             2.1
Spain                                          1,777,125             1.6
Sweden                                         1,766,807             1.6
Israel                                         1,650,713             1.5
Australia                                      1,396,027             1.2
Austria                                        1,324,813             1.2
Norway                                         1,282,732             1.1
Luxembourg                                     1,260,000             1.1
Switzerland                                    1,195,756             1.1
Greece                                           960,099             0.7
Singapore                                        818,008             0.7
Hong Kong                                        452,613             0.4
Thailand                                         188,062             0.2
                                            ------------------------------
Total                                       $113,807,574           100.0%
                                            ------------------------------
                                            ------------------------------

See accompanying Notes to Financial Statements.


                13   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 29, 2000
----------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $98,543,214)--see accompanying statement            $113,807,574
----------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                         8,345
----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                   1,675,357
Shares of beneficial interest sold                                                 1,973,350
Interest and dividends                                                                41,801
Other                                                                                  2,852
                                                                                --------------
Total assets                                                                     117,509,279

----------------------------------------------------------------------------------------------
LIABILITIES

Bank overdraft                                                                        80,236
----------------------------------------------------------------------------------------------
Unrealized depreciation on foreign
currency exchange contracts                                                           17,762
----------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                              5,544,731
Shares of beneficial interest redeemed                                                76,238
Distribution and service plan fees                                                    33,567
Trustees' compensation                                                                29,084
Transfer and shareholder servicing agent fees                                            189
Other                                                                                 76,931
                                                                                --------------
Total liabilities                                                                  5,858,738

----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $111,650,541
                                                                                --------------
                                                                                --------------
----------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Paid-in capital                                                                 $ 94,839,285
----------------------------------------------------------------------------------------------
Overdistributed net investment income                                               (517,865)
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                                  2,060,309
----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                          15,268,812
                                                                                --------------
Net assets                                                                      $111,650,541
                                                                                --------------
                                                                                --------------
----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:

Net asset value and redemption price per share (based on net assets of $68,223,774 and 3,769,917 shares of beneficial
interest outstanding)                                                                 $18.10
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                                    $19.20
----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,911,025 and 1,730,076 shares of beneficial interest
outstanding)                                                                          $17.87
----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,515,742 and 701,438 shares of beneficial interest
outstanding)                                                                          $17.84

See accompanying Notes to Financial Statements.


                14   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2000
----------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $18,049)                          $   192,324
----------------------------------------------------------------------------------------------
Interest                                                                              84,093
                                                                                 -------------
Total income                                                                         276,417

----------------------------------------------------------------------------------------------
EXPENSES

Management fees                                                                      254,152
----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               46,410
Class B                                                                               89,877
Class C                                                                               28,540
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                         91,948
----------------------------------------------------------------------------------------------
Shareholder reports                                                                   56,435
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                           21,482
----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                            7,693
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                 6,791
----------------------------------------------------------------------------------------------
Other                                                                                 24,680
                                                                                 -------------
Total expenses                                                                       628,008
Less expenses paid indirectly                                                         (4,804)
                                                                                 -------------
Net expenses                                                                         623,204

----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                 (346,787)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments                                                                        5,608,866
Foreign currency transactions                                                       (723,669)
                                                                                 -------------
Net realized gain                                                                  4,885,197

----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                       14,663,080
Translation of assets and liabilities denominated in foreign currencies           (2,162,552)
                                                                                 -------------
Net change                                                                        12,500,528
                                                                                 -------------
Net realized and unrealized gain                                                  17,385,725

----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $17,038,938
                                                                                 -------------
                                                                                 -------------


See accompanying Notes to Financial Statements.


                15   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                         FEBRUARY 29, 2000           YEAR ENDED
                                                                (UNAUDITED)     AUGUST 31, 1999
-------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    $ (346,787)          $  109,108
-------------------------------------------------------------------------------------------------
Net realized gain                                                4,885,197            7,463,791
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation           12,500,528            3,727,838
                                                              ---------------    ----------------
Net increase in net assets resulting from operations            17,038,938           11,300,737

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                           (382,497)             (39,378)
Class B                                                            (95,048)                  --
Class C                                                            (36,304)                  --
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                         (6,324,826)            (653,225)
Class B                                                         (2,747,779)            (222,502)
Class C                                                           (876,679)             (49,271)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                         37,486,852           10,428,211
Class B                                                         17,143,998            6,385,658
Class C                                                          8,900,879            1,548,125

-------------------------------------------------------------------------------------------------
NET ASSETS

Total increase                                                  70,107,534           28,698,355
-------------------------------------------------------------------------------------------------
Beginning of period                                             41,543,007           12,844,652
                                                              ---------------    ----------------
End of period [including undistributed
(overdistributed) net investment income
of $(517,865) and $342,771, respectively]                     $111,650,541          $41,543,007
                                                              ---------------    ----------------
                                                              ---------------    ----------------


See accompanying Notes to Financial Statements.


                16   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               SIX MONTHS                      YEAR
                                                                    ENDED                     ENDED
                                                        FEBRUARY 29, 2000                AUGUST 31,
CLASS A                                                        (UNAUDITED)        1999      1998(1)
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                               $17.42       $11.52       $10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                         (.06)         .06          .03
Net realized and unrealized gain                                     3.95         6.72         1.49
                                                                  ------------------------------------
Total income from investment operations                              3.89         6.78         1.52
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.18)        (.04)          --
Distributions from net realized gain                                (3.03)        (.84)          --
                                                                  ------------------------------------
Total dividends and/or distributions to shareholders                (3.21)        (.88)          --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $18.10       $17.42       $11.52
                                                                  ------------------------------------
                                                                  ------------------------------------
------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                 25.60%       63.10%       15.20%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                          $68,224      $26,965       $9,605
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $40,236      $14,208       $6,482
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                        (0.81)%       0.73%        0.44%
Expenses                                                             1.68%        2.05%        1.77%(4)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                            116%         280%         239%




1. For the period from November 17, 1997 (commencement of operations) to August 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $123,672,643 and $72,524,450, respectively.

See accompanying Notes to Financial Statements.


                17   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                               SIX MONTHS                      YEAR
                                                                    ENDED                     ENDED
                                                        FEBRUARY 29, 2000                AUGUST 31,
CLASS B                                                        (UNAUDITED)        1999      1998(1)
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                               $17.22       $11.45       $10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                         (.10)         .02         (.01)
Net realized and unrealized gain                                     3.89         6.59         1.46
                                                                  ------------------------------------
Total income from investment operations                              3.79         6.61         1.45
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.11)          --           --
Distributions from net realized gain                                (3.03)        (.84)          --
                                                                  ------------------------------------
Total dividends and/or distributions to shareholders                (3.14)        (.84)          --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $17.87       $17.22       $11.45
                                                                  ------------------------------------
                                                                  ------------------------------------
------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                 25.15%       61.77%       14.50%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                          $30,911      $11,764       $2,631
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $18,151       $5,367       $1,187
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                        (1.59)%       0.09%       (0.38)%
Expenses                                                             2.44%        2.84%        2.67%(4)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                            116%         280%         239%




1. For the period from November 17, 1997 (commencement of operations) to August 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $123,672,643 and $72,524,450, respectively.

See accompanying Notes to Financial Statements.


                18   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                               SIX MONTHS                      YEAR
                                                                    ENDED                     ENDED
                                                        FEBRUARY 29, 2000                AUGUST 31,
CLASS C                                                        (UNAUDITED)        1999      1998(1)
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                               $17.22       $11.45       $10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                         (.06)         .04         (.04)
Net realized and unrealized gain                                     3.84         6.57         1.49
                                                                  ------------------------------------
Total income from investment operations                              3.78         6.61         1.45
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.13)          --           --
Distributions from net realized gain                                (3.03)        (.84)          --
                                                                  ------------------------------------
Total dividends and/or distributions to shareholders                (3.16)        (.84)          --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $17.84       $17.22       $11.45
                                                                  ------------------------------------
                                                                  ------------------------------------
-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                 25.11%       61.77%       14.50%

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                          $12,516       $2,815         $609
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $ 5,781       $1,256         $454
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                        (1.43)%       0.09%       (0.66)%
Expenses                                                             2.46%        2.84%        2.58%(4)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                            116%         280%         239%




1. For the period from November 17, 1997 (commencement of operations) to August 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $123,672,643 and $72,524,450, respectively.

See accompanying Notes to Financial Statements.


                19   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                20   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2000, a provision of $1,082 was made for the Fund's projected benefit obligations and payments of $460 were made to retired trustees, resulting in an accumulated liability of $27,901 as of February 29, 2000.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                21   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                22   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                            6 MOS. ENDED FEBRUARY 29, 2000        YEAR ENDED AUGUST 31, 1999
                                                   SHARES           AMOUNT             SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                            2,486,935     $ 42,604,803          1,342,812    $18,716,106
Dividends and/or distributions reinvested         408,398        6,293,418             57,034        639,347
Redeemed                                         (673,708)     (11,411,369)          (684,920)    (8,927,242)
                                                ---------------------------------------------------------------
Net increase                                    2,221,625     $ 37,486,852            714,926    $10,428,211
                                                ---------------------------------------------------------------
                                                ---------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                            1,250,990     $ 20,893,978            708,065    $10,033,460
Dividends and/or distributions reinvested         180,678        2,753,546             19,492        217,331
Redeemed                                         (384,703)      (6,503,526)          (274,188)    (3,865,133)
                                                ---------------------------------------------------------------
Net increase                                    1,046,965     $ 17,143,998            453,369    $ 6,385,658
                                                ---------------------------------------------------------------
                                                ---------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                              721,345     $ 12,187,505            142,500    $ 1,990,985
Dividends and/or distributions reinvested          56,909          866,168              4,411         49,186
Redeemed                                         (240,312)      (4,152,794)           (36,570)      (492,046)
                                                ---------------------------------------------------------------
Net increase                                      537,942     $  8,900,879            110,341    $ 1,548,125
                                                ---------------------------------------------------------------
                                                ---------------------------------------------------------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of February 29, 2000, net unrealized appreciation on securities of $15,264,360 was composed of gross appreciation of $22,448,505, and gross depreciation of $7,184,145.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the six months ended February 29, 2000, was 0.80% of average net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


                23   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            AGGREGATE           CLASS A       COMMISSIONS       COMMISSIONS       COMMISSIONS
                            FRONT-END         FRONT-END        ON CLASS A        ON CLASS B        ON CLASS C
                        SALES CHARGES     SALES CHARGES            SHARES            SHARES            SHARES
                           ON CLASS A       RETAINED BY       ADVANCED BY       ADVANCED BY       ADVANCED BY
SIX MONTHS ENDED               SHARES       DISTRIBUTOR       DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------------
February 29, 2000            $299,891           $84,925           $49,647          $322,415           $39,459

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                                CLASS A                    CLASS B                    CLASS C
                                    CONTINGENT DEFERRED        CONTINGENT DEFERRED        CONTINGENT DEFERRED
                                          SALES CHARGES              SALES CHARGES              SALES CHARGES
SIX MONTHS ENDED                RETAINED BY DISTRIBUTOR    RETAINED BY DISTRIBUTOR    RETAINED BY DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------
February 29, 2000                                   $--                    $15,838                        $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $46,410, all of which was paid by the Distributor to recipients. That included $2,622 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.


                24   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                            DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                AGGREGATE        UNREIMBURSED
                                                             UNREIMBURSED       EXPENSES AS %
                   TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                       UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
------------------------------------------------------------------------------------------------
Class B Plan              $89,877             $75,192            $412,884                1.34%
Class C Plan               28,540              18,254              53,358                0.43

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                25   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS  Continued

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of February 29, 2000, outstanding foreign currency contracts were as follows:

                                                         CONTRACT     VALUATION AS OF          UNREALIZED          UNREALIZED
CONTRACT DESCRIPTION          EXPIRATION DATE        AMOUNT (000S)  FEBRUARY 29, 2000        APPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling (GBP)    3/1/00-3/6/00             GBP 835          $1,319,752              $   --             $11,337
Canadian Dollar (CAD)                  3/1/00             CAD 147             101,306                  --                  98
Euro (EUR)                             3/1/00             EUR 758             729,728                  --               5,457
South African Rand (ZAR)               3/7/00           ZAR 2,476             389,984                  --                 870
                                                                                                   -----------------------------
                                                                                                       --              17,762
                                                                                                   -----------------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)    3/1/00-3/6/00             GBP 374             590,040               7,998                  --
Thailand Baht (THB)             3/1/00-3/2/00           THB 4,015             105,347                 347                  --
                                                                                                   -----------------------------
                                                                                                    8,345                  --
                                                                                                   -----------------------------
TOTAL UNREALIZED APPRECIATION AND DEPRECIATION                                                     $8,345             $17,762
                                                                                                   -----------------------------
                                                                                                   -----------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended February 29, 2000.


                26   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         George Evans, Vice President
                         Shanquan Li, Vice President
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISOR       OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
TRANSFER AND             OppenheimerFunds Services
SHAREHOLDER SERVICING
AGENT
--------------------------------------------------------------------------------
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS     KPMG LLP
--------------------------------------------------------------------------------
LEGAL COUNSEL            Mayer, Brown & Platt

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer International Small Company Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Small Company Fund. For material information concerning the Fund, see the Prospectus.

                         SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                27   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
                    Developing Markets Fund                           Global Fund
                    International Small Company Fund                  Quest Global Value Fund
                    Europe Fund                                       Global Growth & Income Fund
                    International Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
EQUITY
                    STOCK                                             STOCK & BOND
                    Enterprise Fund(1)                                Main Street-Registered Trademark- Growth & Income Fund
                    Discovery Fund                                    Quest Opportunity Value Fund
                    Main Street-Registered Trademark- Small Cap Fund  Total Return Fund
                    Quest Small Cap Value Fund                        Quest Balanced Value Fund
                    MidCap Fund                                       Capital Income Fund(2)
                    Capital Appreciation Fund                         Multiple Strategies Fund
                    Growth Fund                                       Disciplined Allocation Fund
                    Disciplined Value Fund                            Convertible Securities Fund
                    Quest Value Fund
                    Trinity Growth Fund                               SPECIALTY
                    Trinity Core Fund                                 Real Asset Fund
                    Trinity Value Fund                                Gold & Special Minerals Fund

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
                    TAXABLE                                           MUNICIPAL
                    International Bond Fund                           California Municipal Fund(3)
                    World Bond Fund                                   Main Street-Registered Trademark- California Municipal Fund(3)
                    High Yield Fund                                   Florida Municipal Fund(3)
                    Champion Income Fund                              New Jersey Municipal Fund(3)
                    Strategic Income Fund                             New York Municipal Fund(3)
                    Bond Fund                                         Pennsylvania Municipal Fund(3)
                    Senior Floating Rate Fund                         Municipal Bond Fund
                    U.S. Government Trust                             Insured Municipal Fund
                    Limited-Term Government Fund                      Intermediate Municipal Fund
                                                                      ROCHESTER DIVISION
                                                                      Rochester Fund Municipals
                                                                      Limited Term New York Municipal Fund

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET(4)

                    Money Market Fund                                 Cash Reserves


1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.
-C- Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                28   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------

INTERNET
24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------

GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------

PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------

OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
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TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------

                                    [LOGO]OPPENHEIMERFUNDS-Registered Trademark-
                                                               Distributor, Inc.

RS0815.001.0200  April 28, 2000